PORTFOLIO OF INVESTMENTS

USAA Global Equity Income Fund

June 30, 2019 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.6%)

COMMON STOCKS (98.6%)

Basic Materials (3.4%)

Chemicals (2.7%)

6,240	Albemarle Corp.	$439
8,995	BASF SE	654
16,021	Dow, Inc.	790
9,179	Johnson Matthey plc	388
		2,271

Mining (0.7%)

7,349 Rio Tinto Ltd.	535
Total Basic Materials	2,806

Communications (10.1%)

Telecommunications (10.1%)

62,880	AT&T, Inc.	2,107
40,275	Cisco Systems, Inc.	2,204
39,980	NTT DOCOMO, Inc.	932
22,735	Rogers Communications, Inc. "B"	1,217
34,405	Verizon Communications, Inc.	1,966
	Total Communications	8,426

Consumer, Cyclical (9.9%)

Airlines (1.1%)

6,465	Alaska Air Group, Inc.	413
8,390	Delta Air Lines, Inc.	476
		889

Auto Manufacturers (1.1%)

9,735	Daimler AG	541
25,375	Volvo AB "B"	403
		944

Auto Parts & Equipment (0.9%)

15,190 Magna International, Inc.	755

Distribution/Wholesale (1.0%)

31,245 Mitsubishi Corp.	823

Leisure Time (0.7%)

5,000 Royal Caribbean Cruises Ltd.	606

Lodging (0.8%)

11,905 Las Vegas Sands Corp.	704

1| USAA Global Equity Income Fund

Market
Number	Value
of Shares Security	(000)

Retail (4.3%)

5,988	McDonald's Corp.	$1,243
15,850	TJX Companies, Inc.	838
13,500	Walmart, Inc.	1,492
		3,573
	Total Consumer, Cyclical	8,294

Consumer, Non-cyclical (33.3%)

Agriculture (2.1%)

14,820	Altria Group, Inc.	702
13,725	Philip Morris International, Inc.	1,078
		1,780

Beverages (2.6%)

23,905	Coca-Cola Co.	1,217
6,995	PepsiCo, Inc.	917
		2,134

Biotechnology (1.5%)

18,455 Gilead Sciences, Inc.	1,247

Cosmetics/Personal Care (5.2%)

20,855	Procter & Gamble Co.	2,287
33,895	Unilever N.V.	2,064
		4,351

Food (4.0%)

11,420	Mondelez International, Inc. "A"	615
21,925	Nestle S.A.	2,270
5,625	Sysco Corp.	398
		3,283

Healthcare-Products (1.0%)

8,761 Medtronic plc	853

Pharmaceuticals (16.9%)

13,475	AbbVie, Inc.	980
15,500	AstraZeneca plc	1,288
21,500	Bristol-Myers Squibb Co.	975
13,945	CVS Health Corp.	760
45,660	GlaxoSmithKline plc	914
8,465	Johnson & Johnson	1,179
22,825	Merck & Co., Inc.	1,914
22,650	Novartis AG	2,070
48,710	Pfizer, Inc.	2,110
6,745	Roche Holding AG	1,898
		14,088
	Total Consumer, Non-cyclical	27,736

Energy (8.9%)

Oil & Gas (7.7%)

9,150	ConocoPhillips	558
19,770	Exxon Mobil Corp.	1,515
37,120	Galp Energia SGPS S.A.	571
13,760	Occidental Petroleum Corp.	692
30,205	Royal Dutch Shell plc "A"	986
28,731	TOTAL S.A.	1,610
5,110	Valero Energy Corp.	437
		6,369

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Oil & Gas Services (0.7%)

15,130 Schlumberger Ltd.$ 602

Pipelines (0.5%)

16,560 Keyera Corp.	426
Total Energy	7,397

Financial (12.2%)

Banks (7.6%)

51,320	Australia & New Zealand Banking Group Ltd.	1,016
23,935	Bank of America Corp.	694
18,778	Bank of Nova Scotia	1,009
53,880	DBS Group Holdings Ltd.	1,034
91,765	HSBC Holdings plc	766
5,245	J.P. Morgan Chase & Co.	586
15,169	Royal Bank of Canada	1,205
		6,310

Diversified Financial Services (1.4%)

3,073	CME Group, Inc.	597
17,715	Synchrony Financial	614
		1,211

Insurance (3.2%)

5,897	Allianz SE	1,421
46,635	AXA S.A.	1,225
		2,646
	Total Financial	10,167

Industrial (8.3%)

Aerospace/Defense (2.3%)

122,460	BAE Systems plc	771
3,035	Lockheed Martin Corp.	1,103
		1,874

Engineering & Construction (1.6%)

13,205 Vinci S.A.	1,352

Environmental Control (0.7%)

6,350 Republic Services, Inc.	550

Miscellaneous Manufacturers (3.3%)

8,955	Eaton Corp. plc	746
2,175	Parker-Hannifin Corp.	370
14,050	Siemens AG	1,671
		2,787

Transportation (0.4%)

2,000 Union Pacific Corp.	338
Total Industrial	6,901

Technology (4.8%)

Computers (0.6%)

25,870 HP, Inc.	538

Semiconductors (2.7%)

25,716	Cypress Semiconductor Corp.	572
7,155	Maxim Integrated Products, Inc.	428
6,995	Texas Instruments, Inc.	803

3| USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)

3,945	Xilinx, Inc.	$465
		2,268

Software (1.5%)

9,275 Microsoft Corp.	1,242
Total Technology	4,048

Utilities (7.7%)

Electric (7.7%)

7,725	Duke Energy Corp.	682
118,955	E.ON SE	1,292
129,420	Enel S.p.A.	903
6,375	NextEra Energy, Inc.	1,306
31,045	PPL Corp.	963
9,385	Sempra Energy	1,290
	Total Utilities	6,436
	Total Common Stocks (cost: $70,564)	82,211
	Total Equity Securities (cost: $70,564)	82,211

MONEY MARKET INSTRUMENTS (0.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

741,587 State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(a) (cost: $742)				742
Total Investments (cost: $71,306)				$82,953
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$82,211	$—	$—	$82,211
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	742	—	—	742
Total	$82,953	$—	$—	$82,953

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2019 (unaudited)

GENERAL NOTES

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee.

A.Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Global Equity Income Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices

5| USAA Global Equity Income Fund

of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 6

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $83,379,000 at June 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 40.8% of net assets at June 30, 2019.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at June 30, 2019.

7| USAA Global Equity Income Fund